UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR

ASSET-BACKED SECURITIES

Commission File Number of Issuing Entity: 333-284121-06

Central Index Key Number of Issuing Entity: 0002105961

SANTANDER DRIVE AUTO RECEIVABLES TRUST 2026-1

(Exact Name of Issuing Entity as Specified in its Charter)

Commission File Number of Depositor: 333-284121

Central Index Key Number of Depositor: 0001383094

SANTANDER DRIVE AUTO RECEIVABLES LLC

(Exact Name of Depositor as Specified in its Charter)

Central Index Key Number of Sponsor: 0001540151

SANTANDER CONSUMER USA INC.

(Exact Name of Sponsor as Specified in its Charter)

 Richard Walden — Senior Vice President and Deputy General Counsel, Regulatory and Governance, Santander Consumer USA Inc., (214) 634-1110

(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED WITH THIS FORM

Item 1.	File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).

Item 2.	File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

EXHIBIT INDEX

Exhibit	Document Description
102	Asset Data File (Schedule AL for a $1,532,249,168.93 pool of receivables)
103	Asset Related Document (Additional Explanatory Disclosure)

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

SANTANDER DRIVE AUTO RECEIVABLES LLC
(Depositor)

Date: February 11, 2026	By:	/s/ Craig Shmoldas
	Name:	Craig Shmoldas
	Title:	Vice President